FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Risk Management Objectives And Policies [Abstract]
Disclosure of detailed information about financial instruments
At the reporting date, the Company had the following financial assets and liabilities:

	2019		2018
Financial Assets
Cash and cash equivalents	A$	28,983,491	A$	14,825,532
Trade and other receivables		2,980,102		5,437,357
Financial Liabilities
Trade and other payables		(5,633,562)		(3,487,582)
Provisions		(650,359)		(395,535)

Net	A$	25,679,672	A$	16,379,772

Disclosure of risk management strategy related to hedge accounting
At reporting date, the Company had the following mix of financial assets exposed to interest rate risk:

	2019		2018
Financial Assets
Cash and cash equivalents	A$	28,983,491	A$	14,825,532

Net exposure	A$	28,983,491	A$	14,825,532

Disclosure of detailed information about sensitivity analysis for financial assets against credit risk explanatory
Judgements of reasonably possible movements:

	Post Tax Loss (Higher)/Lower				Equity Higher/(Lower)
	2019		2018		2019		2018
+1% (100 basis points)	A$	289,835	A$	148,255	A$	289,835	A$	148,255
-1% (100 basis points)		(289,835)		(148,255)		(289,835)		(148,255)

Disclosure of detailed information about financial instruments exposed to currency risk explanatory
At June 30, 2019, the Company had the following exposure to foreign currencies:

	2019		2018
Financial Assets
Cash and cash equivalents	A$	28,539,291	A$	13,046,513
Trade and other receivables		2,350,457		2,847,542

		30,889,748		15,894,055

Financial Liabilities
Trade and other payables		(4,718,118)		(3,356,546)

Net exposure	A$	26,171,630	A$	12,537,509

Disclosure of detailed information about sensitivity analysis for financial assets net against foreign currency risk explanatory
Judgments of reasonably possible movements:

	Post Tax Loss (Higher)/Lower						Equity Higher/(Lower)
	2019		2018		2017		2019		2018		2017
AUD/GBP +10%	A$	29,701	A$	54,761	A$	(62,731)	A$	29,701	A$	54,761	A$	(62,731)
AUD/GBP –5%		14,851		27,380		31,366		14,851		27,380		31,366
AUD/USD +10%		3,509,311		1,827,003		(67,791)		3,509,311		1,827,003		(67,791)
AUD/USD –5%		1,754,656		913,502		33,895		1,754,656		913,502		33,895
AUD/EUR +10%		12,762		8,663		(13,795)		12,762		8,663		(13,795)
AUD/EUR –5%		6,381		4,332		6,897		6,381		4,332		6,897

Disclosure of maturity analysis for non-derivative financial liabilities	The remaining contractual maturities of the Company’s financial liabilities are:

	2019		2018
6 months or less	A$	5,633,562	A$	3,487,582
6-12 months		—		—
1-3 years		—		—

	A$	5,633,562	A$	3,487,582

Disclosure of detailed information about financial instruments exposed to liquidity risk explanatory

Year ended June 30, 2019	< 6 months		6-12 months		1-5 years		Total
Financial Assets
Cash and cash equivalents	A$	28,983,491	A$	—	A$	—	A$	28,983,491
Trade and other receivables		2,980,102		—		—		2,980,102

		31,963,593		—		—		31,963,593

Financial Liabilities
Trade and other payables		(5,633,562)		—		—		(5,633,562)

Net maturity	A$	26,330,031	A$	—	A$	—	A$	26,330,031

Year ended June 30, 2018	< 6 months		6-12 months		1-5 years		Total
Financial Assets
Cash & cash equivalents	A$	14,825,532	A$	—	A$	—	A$	14,825,532
Trade & other receivables		5,437,357		—		—		5,437,357

		20,262,889		—		—		20,262,889

Financial Liabilities
Trade & other payables		(3,487,582)		—		—		(3,487,582)

Net maturity	A$	16,775,307	A$	—	A$	—	A$	16,775,307